EXHIBIT 99.1

E3 2019-1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
E3 2019-1		FortiFi Financial, Inc. (formerly known as Energy Efficient Equity, Inc.)	3020	92,359,183.83	100.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%

FF 2021-1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
FortiFi 2021-1		FortiFi Financial, Inc.	4057	113,827,633.02	100.00%	-	-	0.00%	2	44,394.32	0.04%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%